UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                      8/14/02
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 13
                                            ---------------------------
Form 13F Information Table Value Total:     $         30,690
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                Item 6: Investment Discretion
  ---------------------------------------------------------------------------------------------------------------------------------
  Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                 (b) Shared-   (c) Shared-  Item 7:
  Name of Issuer         Title of   Number          Market Value   Shares or               As Defined    Other        Managers See
                         Class                                     Principal    (a) Sole   in Instr. V                Instr. V
                                                                   Amount
  ---------------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel        COM        87509105        84,000         401,000      401,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           COM        090066L105      195,000        90,750       90,750
  ---------------------------------------------------------------------------------------------------------------------------------
  Brunswick Corp         COM        117043109       62,000         2,200        2,200
  ---------------------------------------------------------------------------------------------------------------------------------
  Covanta Energy         COM        2281N103        21,000         1,400,000    1,400,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Dave & Busters         COM        23833N104       146,000        12,020       12,020
  Inc.
  ---------------------------------------------------------------------------------------------------------------------------------
  Foot Locker, Inc.      COM        344849104       15,928,000     1,102,300    1,102,300
  ---------------------------------------------------------------------------------------------------------------------------------
  Ladenburg Thalman      COM        50575Q102       101,000        335,920      335,920
  ---------------------------------------------------------------------------------------------------------------------------------
  NCR Corp.              COM        62886E108       4,256,000      123,000      123,000
  ---------------------------------------------------------------------------------------------------------------------------------
  New Valley Corp        COM        649080504       980,000        238,500      238,500
  ---------------------------------------------------------------------------------------------------------------------------------
  Ryerson Tull           COM        783755101       125,000        10,751       10,751
  ---------------------------------------------------------------------------------------------------------------------------------
  Scitex Ltd.            ORD        809090103       212,000        100,000      100,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Tenneco Automotive     COM        880349105       2,640,000      400,000      400,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Unisys Corp            COM        909214108       5,940,000      660,000      660,000
  ---------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                                     30,690,000






  ---------------------------------------------------------------------------------------------------------------------------------

Table continued...

  --------------------------------------------------------------------
                         Item 8: Voting Authority (Shares)
  --------------------------------------------------------------------
  Item 1:
  Name of Issuer
                         (a) Sole       (b) Shared     (c) None
  --------------------------------------------------------------------
  Bethlehem Steel        401,000
  --------------------------------------------------------------------
  Biotime Inc.           90,750
  --------------------------------------------------------------------
  Brunswick Corp         2,200
  --------------------------------------------------------------------
  Covanta Energy         1,400,000
  --------------------------------------------------------------------
  Dave & Busters         12,020
  Inc.
  --------------------------------------------------------------------
  Foot Locker, Inc.      1,102,300
  --------------------------------------------------------------------
  Ladenburg Thalman      335,920
  --------------------------------------------------------------------
  NCR Corp.              123,000
  --------------------------------------------------------------------
  New Valley Corp        238,500
  --------------------------------------------------------------------
  Ryerson Tull           10,751
  --------------------------------------------------------------------
  Scitex Ltd.            100,000
  --------------------------------------------------------------------
  Tenneco Automotive     400,000
  --------------------------------------------------------------------
  Unisys Corp            660,000
  --------------------------------------------------------------------
  COLUMN TOTALS






  --------------------------------------------------------------------